Equity reserves - Schedule of detailed information about stock options (Details) Share in Thousands	12 Months Ended
	Dec. 31, 2022 Share $ / shares	Dec. 31, 2021
Disclosure of range of exercise prices of outstanding share options [line items]
No. outstanding | Share	1,008
No. exercisable | Share	540
Weighted average remaining life (years)	2 years 8 months 12 days	2 years 7 months 6 days
Weighted average exercise price	$ 12.55
6.70 - 10.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
No. outstanding | Share	459
No. exercisable | Share	371
Weighted average remaining life (years)	3 years
Weighted average exercise price	$ 6.78
Weighted average grant date share price	6.78
6.70 - 10.00 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	6.7
6.70 - 10.00 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 10
10.01 - 15.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
No. outstanding | Share	150
No. exercisable | Share	0
Weighted average remaining life (years)	1 month 6 days
Weighted average exercise price	$ 13.87
Weighted average grant date share price	13.87
10.01 - 15.00 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	10.01
10.01 - 15.00 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 15
15.01 - 20.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
No. outstanding | Share	338
No. exercisable | Share	108
Weighted average remaining life (years)	3 years 9 months 18 days
Weighted average exercise price	$ 17.12
Weighted average grant date share price	17.12
15.01 - 20.00 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	15.01
15.01 - 20.00 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 20
20.01 - 25.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
No. outstanding | Share	29
No. exercisable | Share	29
Weighted average remaining life (years)	7 months 6 days
Weighted average exercise price	$ 24
Weighted average grant date share price	24
20.01 - 25.00 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	20.01
20.01 - 25.00 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 25
30.01 - 30.40 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
No. outstanding | Share	32
No. exercisable | Share	32
Weighted average remaining life (years)	1 year
Weighted average exercise price	$ 30.4
Weighted average grant date share price	30.4
30.01 - 30.40 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	30.01
30.01 - 30.40 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 30.4